Equity reserves and long-term incentive plan awards - disclosure of movement in RSUs liability (Details) - Restricted share units [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Balance, beginning of year	$ 169	$ 575
Awards vested and change in fair value during the year, net of cancelled/forfeited awards	265	(95)
Settled in cash during the year	(169)	(311)
Total RSU liability, end of year	265	169
Less: current portion of RSU liability	(195)	(143)
Total non-current RSU liability, end of year	$ 70	$ 26